Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2013		2014		2015		2015
	(In millions)

The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	7,006.1	Rs.	7,655.7	Rs.	8,974.5	US$	144.0

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2015 were as follows:

Year ending March 31,	Payments
	(In millions)
2016	Rs.	8,070.8	US$	129.5
2017		7,861.9		126.2
2018		7,220.7		115.9
2019		6,271.6		100.7
2020		5,384.1		86.4
Thereafter		20,219.7		324.5

Total	Rs.	55,028.8	US$	883.2

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2014 and March 31, 2015 is as follows:.

	As of March 31,
	2014		2015		2015
	(In millions)
Opening provision of reward points	Rs.	1,300.7	Rs.	1,509.1	US$	24.2
Provision made during the year		1,008.9		1,066.8		17.1
Utilization/write back of provision		(577.2)		(637.6)		(10.2)

Effect of change in rate of accrual of reward points		(223.3)		(408.3)		(6.6)
Effect of change in cost of reward points		0		470.7		7.6

Closing provision of reward points	Rs.	1,509.1	Rs.	2,000.7	US$	32.1